(9) Restricted Stock (Details) (USD $)	12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2012 Restricted Stock	Dec. 31, 2012 Restricted Stock Sodexo Operations LLC	May 11, 2014 Restricted Stock Sodexo Operations LLC	May 11, 2013 Restricted Stock Sodexo Operations LLC	Dec. 31, 2012 Restricted Stock 2 Sodexo Operations LLC	Apr. 18, 2015 Restricted Stock 2 Sodexo Operations LLC	Apr. 18, 2014 Restricted Stock 2 Sodexo Operations LLC	Apr. 18, 2013 Restricted Stock 2 Sodexo Operations LLC	Dec. 31, 2012 Restricted Stock 3 Sodexo Operations LLC	Jul. 01, 2015 Restricted Stock 3 Sodexo Operations LLC	Jul. 01, 2014 Restricted Stock 3 Sodexo Operations LLC	Jul. 01, 2013 Restricted Stock 3 Sodexo Operations LLC
Shares, Granted		200,000			23,437				31,765
Shares, Vested		66,667
Shares, Future Vesting, By Date			66,666	66,667		7,813	7,812	7,812		10,588	10,588	10,588
Fair value of warrants issued for marketing services		$ 54,667							$ 106,413
Commissions and Marketing Fees Due	158,793
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures	133,333
Restricted Stock Units	85,526
Restricted Stock, Cost	$ 102,631